Financial assets and liabilities - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Currency fluctuation
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ 2,427,507
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	81,621
Probable [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	76,502
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,414)
Probable [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	2,457,838
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(424,712)
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(2,321)
Probable [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	239,993
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,916,743)
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	1,054,926
25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	100,347
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(926)
25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	3,676,786
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(7,017,875)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(29,992)
25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	299,991
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(4,088,475)
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	2,028,231
50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	124,191
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(438)
50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	6,946,953
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(13,489,738)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(57,663)
50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	359,989
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	2,424,719
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(891,684)
-25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	52,658
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,902)
-25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(2,863,548)
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	5,925,849
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	23,351
-25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	179,995
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	4,598,451
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(1,864,989)
-50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	28,813
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(2,389)
-50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	(6,133,715)
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	12,397,712
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	53,022
-50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Changes in foreign exchange rates impact on profit loss	R$ 119,997